Provision for Employees' End of Service Benefits (Details) - Schedule of Provision for Employees' End of Service Benefits - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Employees' End of Service Benefits [Abstract]
Provision as at January 1	$ 700,953	$ 166,013
Provided during the year (note 8)	431,439	643,904
Paid during the year	(301,115)	(108,964)
Total	$ 831,277	$ 700,953